UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002056816 (PMIT Residential Funding XXVIII LLC)

BRAVO Residential Funding Trust 2025-CES1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): __________

Central Index Key Number of underwriter (if applicable):     __________

Michael Chiao, Authorized Person, 949-720-6974

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.	Exhibits

99.1      Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Compliance Securitization Reports – Exceptions and Grades Report

Schedule 3— Compliance Securitization Reports – Exceptions Grades Report

Schedule 4— Compliance Securitization Reports – Valuation Report

Schedule 5— Compliance Securitization Reports – Data Compare Report

99.2   Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Standard Upload

Schedule 6— Non-ATR QM

Schedule 7— Rating Agency ATR QM

Schedule 8— Valuations Summary

Schedule 9— Waived Conditions Report

Schedule 10— Loan Level Tape Compare

99.3     Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Due Diligence Standard Report

Schedule 3— Rating Agency Grades Summary Report

Schedule 4— Valuation Report

Schedule 5— Data Compare Report

Schedule 6— Supplemental Report

99.4  Disclosures required by Rule 15Ga-2 for Maxwell Diligence Solutions, LLC

Schedule 1— Narrative

Schedule 2— Standard Exceptions Report

Schedule 3— Grading Report

Schedule 4— Valuation Report

Schedule 5— Supplemental Data Extract Report

Schedule 6—Data Compare Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: March 18, 2025

PMIT Residential Funding XXVIII LLC

(Securitizer)

	By:	/s/ Michael Chiao
Name: Michael Chiao
Title: Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1      Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Compliance Securitization Reports – Exceptions and Grades Report

Schedule 3— Compliance Securitization Reports – Exceptions Grades Report

Schedule 4— Compliance Securitization Reports – Valuation Report

Schedule 5— Compliance Securitization Reports – Data Compare Report

99.2   Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Standard Upload

Schedule 6— Non-ATR QM

Schedule 7— Rating Agency ATR QM

Schedule 8— Valuations Summary

Schedule 9— Waived Conditions Report

Schedule 10— Loan Level Tape Compare

99.3     Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Due Diligence Standard Report

Schedule 3— Rating Agency Grades Summary Report

Schedule 4— Valuation Report

Schedule 5— Data Compare Report

Schedule 6— Supplemental Report

99.4  Disclosures required by Rule 15Ga-2 for Maxwell Diligence Solutions, LLC

Schedule 1— Narrative

Schedule 2— Standard Exceptions Report

Schedule 3— Grading Report

Schedule 4— Valuation Report

Schedule 5— Supplemental Data Extract Report

Schedule 6—Data Compare Report

-4-